CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive loss [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2019		$ 1,983	$ 78,680	$ (25,865)	$ 116,479	$ (41,947)	$ 6,584	$ 135,914
Balance, shares at Dec. 31, 2019		23,476
Changes during period:
Net income					16,123		1,218	17,341
Other comprehensive loss				(12,967)			49	(12,918)
Dividend paid to non-controlling interests							(1,461)	(1,461)
Dividend paid					(4,918)			(4,918)
Dividend declared to non-controlling interests							(3,363)	(3,363)
Purchase of subsidiary shares from non-controlling interests			(430)				(320)	(750)
Stock-based compensation in a subsidiary company			54					54
Balance at Dec. 31, 2020		$ 1,983	78,304	(38,832)	127,684	(41,947)	2,707	129,899
Balance, shares at Dec. 31, 2020		23,476
Changes during period:
Net income					34,256		2,756	37,012
Other comprehensive loss				(3,056)			121	(2,935)
Dividend paid to non-controlling interests							(241)	(241)
Dividend paid					(15,809)			(15,809)
Dividend declared					(2,872)			(2,872)
Purchase of treasury shares	[1]					(7,281)		(7,281)
Stock-based compensation in a subsidiary company			30					30
Balance at Dec. 31, 2021		$ 1,983	78,334	(41,888)	143,259	(49,228)	5,343	$ 137,803
Balance, shares at Dec. 31, 2021		23,476						23,475,431
Changes during period:
Net income					37,103		2,397	$ 39,500
Other comprehensive loss				(3,943)			(678)	(4,621)
Dividend paid					(8,574)			(8,574)
Dividend declared					(2,825)			(2,825)
Purchase of treasury shares	[1]					(8,445)		(8,445)
Stock-based compensation in a subsidiary company			21					21
Balance at Dec. 31, 2022		$ 1,983	$ 78,355	$ (45,831)	$ 168,963	$ (57,673)	$ 7,062	$ 152,859
Balance, shares at Dec. 31, 2022		23,476						23,475,431

[1]	See Note 13A6